Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Infrastructure & Energy Alternatives, Inc.
Entity Central Index Key	0001652362
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false